UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21326

Cohen & Steers REIT and Preferred Income Fund, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

Francis C. Poli 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2010

Item 1. Schedule of Investments

COHEN & STEERS REIT AND PREFERRED INCOME FUND, INC.

SCHEDULE OF INVESTMENTS

March 31, 2010 (Unaudited)

	Number of Shares	Value
COMMON STOCK 66.8%
FINANCIAL—BANK 0.3%
SJB Escrow Corp., Class A, 144A (a),(b),(c),(d)	107,000	$2,140,000
REAL ESTATE 66.5%
DIVERSIFIED 4.2%
Cousins Properties	2,184	18,149
Dexus Property Group (Australia)	3,555,549	2,642,827
Forest City Enterprises (d),(e)	336,104	4,843,259
Lexington Realty Trust (e),(f)	902,167	5,873,107
Vornado Realty Trust (e),(f)	206,360	15,621,452
		28,998,794
HEALTH CARE 5.9%
Brookdale Senior Living (d),(e),(f)	510,108	10,625,550
HCP (e),(f)	355,626	11,735,658
Nationwide Health Properties (e),(f)	247,610	8,703,491
Omega Healthcare Investors (e)	125,300	2,442,097
Senior Housing Properties Trust (e)	148,228	3,283,250
Ventas (e),(f)	74,640	3,543,907
		40,333,953
HOTEL 5.8%
Chesapeake Lodging Trust (d),(g)	105,400	2,052,138
Hersha Hospitality Trust	797,797	4,132,588
Hospitality Properties Trust (e),(f)	322,364	7,720,618
Host Hotels & Resorts (e),(f)	1,510,051	22,122,247
Sunstone Hotel Investors (d)	304,062	3,396,373
		39,423,964

	Number of Shares	Value
INDUSTRIAL 4.3%
AMB Property Corp. (e)	103,116	$2,808,880
EastGroup Properties	130,180	4,912,993
ProLogis (e),(f)	1,452,998	19,179,574
Segro PLC (United Kingdom)	516,200	2,503,532
		29,404,979
MORTGAGE 0.4%
MFA Financial (e)	336,040	2,473,254
OFFICE 10.0%
BioMed Realty Trust (e)	155,980	2,579,909
Boston Properties (e),(g)	207,878	15,682,316
BR Properties SA (Brazil)(d)	354,946	2,578,740
Brookfield Properties Corp. (e)	180,630	2,774,477
Douglas Emmett	170,100	2,614,437
DuPont Fabros Technology (e)	99,780	2,154,250
Hongkong Land Holdings Ltd. (USD) (Singapore)(e)	486,600	2,467,062
ING Office Fund (Australia)(e)	4,412,077	2,368,515
Liberty Property Trust (e),(f)	267,933	9,093,646
Mack-Cali Realty Corp. (e),(f)	391,487	13,799,917
SL Green Realty Corp. (e),(f)	206,970	11,853,172
		67,996,441
OFFICE/INDUSTRIAL 1.5%
PS Business Parks (e)	193,719	10,344,595

	Number of Shares	Value
RESIDENTIAL 9.8%
APARTMENT 9.2%
American Campus Communities(e)	86,826	$2,401,607
Apartment Investment & Management Co.(e),(f)	288,207	5,305,891
AvalonBay Communities(e),(f)	144,494	12,477,057
BRE Properties	181,900	6,502,925
Camden Property Trust(e)	201,483	8,387,737
Colonial Properties Trust(g)	214,702	2,765,362
Education Realty Trust(g)	368,147	2,113,164
Equity Residential(e),(f)	250,619	9,811,734
Post Properties(e)	199,066	4,383,433
UDR(e)	517,305	9,125,260
		63,274,170
MANUFACTURED HOME 0.6%
Equity Lifestyle Properties(e)	74,983	4,040,084
TOTAL RESIDENTIAL		67,314,254
SELF STORAGE 4.9%
Extra Space Storage	194,304	2,463,775
Public Storage (e),(f)	242,880	22,342,531
Sovran Self Storage (e)	139,809	4,873,742
U-Store-It Trust (e),(g)	545,900	3,930,480
		33,610,528
SHOPPING CENTER 15.7%
COMMUNITY CENTER 6.5%
Developers Diversified Realty Corp.(e),(f)	739,189	8,995,930
Federal Realty Investment Trust(e)	71,032	5,171,840
Kimco Realty Corp.(e),(f)	615,611	9,628,156
Regency Centers Corp.(e),(f)	266,794	9,996,771
Urstadt Biddle Properties	146,000	2,308,260
Weingarten Realty Investors(e),(f)	403,319	8,695,558
		44,796,515

	Number of Shares	Value
REGIONAL MALL 9.2%
Macerich Co.(e),(f)	265,628	$10,176,209
Simon Property Group(e),(f)	627,248	52,626,107
		62,802,316
TOTAL SHOPPING CENTER		107,598,831
SPECIALTY 4.0%
Digital Realty Trust	96,600	5,235,720
Rayonier (e)	200,087	9,089,952
Weyerhaeuser Co.	294,792	13,345,234
		27,670,906
TOTAL REAL ESTATE		455,140,499
TOTAL COMMON STOCK (Identified cost—$358,261,135)		457,280,499
PREFERRED SECURITIES—$25 PAR VALUE 35.3%
BANK 7.4%
Bank of America Corp., 4.00%, Series 5 (FRN)	100,000	1,869,000
BB&T Capital Trust VII, 8.10%, due 11/1/64(e)	140,000	3,729,600
Citigroup Capital VII, 7.125%, due 7/31/31, (TruPS)	275,000	6,050,000
Citigroup Capital VIII, 6.95%, due 9/15/31, (TruPS)(e),(f),(g)	527,748	11,066,876
Citigroup Capital XII, 8.50%, due 3/30/40	205,000	5,262,350
Cobank ACB, 7.00%, 144A ($50 par value)(b),(c),(e)	120,000	4,770,000
JPMorgan Chase Capital XXVIII, 7.20%, due 12/22/39(e)	244,244	6,406,520
JPMorgan Chase Capital XXIX, 6.70%, due 4/2/40	240,000	5,940,000
KeyCorp Capital IX, 6.75%, due 12/15/66(e)	150,000	3,370,500
National City Capital Trust II, 6.625%, due 11/15/36(e)	80,987	1,925,871
		50,390,717

	Number of Shares	Value
BANK—FOREIGN 5.3%
Barclays Bank PLC, 8.125%(e),(f)	190,550	$4,904,757
Barclays Bank PLC, 7.10%, Series 3(e)	80,000	1,948,800
Deutsche Bank Contingent Capital Trust II, 6.55%(e)	157,634	3,605,090
Deutsche Bank Contingent Capital Trust III, 7.60%(e),(f)	350,000	8,694,000
National Westminster Bank PLC, 7.76%, Series C	100,000	2,110,000
Santander Finance Preferred, 4.00%, Series 6 (FRN)	121,490	2,270,648
Santander Finance Preferred, 10.50%, Series 10	462,302	13,060,031
		36,593,326
ELECTRIC—INTEGRATED 0.3%
Entergy Louisiana LLC, 6.00%, due 3/15/40	80,000	1,974,400
FINANCE 3.5%
INVESTMENT ADVISORY SERVICES 0.4%
Ameriprise Financial, 7.75%, due 6/15/39(e)	100,225	2,656,965
INVESTMENT BANKER/BROKER 1.5%
Merrill Lynch Capital Trust I, 6.45%, due 12/15/66, Series K(e)	300,000	6,216,000
Morgan Stanley Capital Trust III, 6.25%, due 3/1/33(e)	164,962	3,695,149
		9,911,149
INVESTMENT BANKER/BROKER—FOREIGN 0.3%
Credit Suisse Guernsey, 7.90%(e)	80,000	2,071,200
MORTGAGE LOAN/BROKER 1.4%
Countrywide Capital IV, 6.75%, due 4/1/33(e)	205,000	4,401,350
Countrywide Capital V, 7.00%, due 11/1/36(e)	217,500	4,882,875
		9,284,225
TOTAL FINANCE		23,923,539

	Number of Shares	Value
INSURANCE 9.2%
MULTI-LINE—FOREIGN 7.2%
Aegon NV, 6.375%(e)	395,755	$8,049,657
Aegon NV, 6.875%	80,000	1,726,400
Allianz SE, 8.375%(e),(f)	661,972	17,128,525
ING Groep N.V., 6.375%	217,700	4,182,017
ING Groep N.V., 7.20%	244,496	5,339,793
ING Groep N.V., 7.375%(e)	417,490	9,168,080
ING Groep N.V., 8.50%	150,000	3,625,500
		49,219,972
PROPERTY CASUALTY—FOREIGN 0.9%
Arch Capital Group Ltd., 7.875%, Series B	100,443	2,566,319
Arch Capital Group Ltd., 8.00%	130,981	3,381,929
		5,948,248
REINSURANCE—FOREIGN 1.1%
Aspen Insurance Holdings Ltd., 7.401%, Series A	160,000	3,699,200
Axis Capital Holdings Ltd., 7.50%, Series B ($100 par value)(e)	45,000	3,993,750
		7,692,950
TOTAL INSURANCE		62,861,170
INTEGRATED TELECOMMUNICATIONS SERVICES 0.8%
Telephone & Data Systems, 7.60%, due 12/1/41, Series A(e),(f)	217,505	5,394,124
MEDIA—DIVERSIFIED SERVICES 1.5%
Comcast Corp., 6.625%, due 5/15/56(e)	167,519	4,120,967
Comcast Corp., 7.00%, due 9/15/55, Series B(e)	100,094	2,542,388
Viacom, 6.85%, due 12/15/55(e)	134,957	3,369,876
		10,033,231

	Number of Shares	Value
REAL ESTATE 7.0%
DIVERSIFIED 1.9%
Duke Realty Corp., 6.95%, Series M(e)	100,000	$2,266,000
Duke Realty Corp., 7.25%, Series N(e)	133,400	3,144,238
Duke Realty Corp., 8.375%, Series O(e)	100,004	2,558,102
Lexington Realty Trust, 6.50%, Series C ($50 par value)(e)	96,586	3,645,156
Vornado Realty Trust, 6.75%, Series H(e)	56,100	1,277,397
		12,890,893
HEALTH CARE 0.5%
Omega Healthcare Investors, 8.375%, Series D(e)	134,669	3,489,274
OFFICE 0.4%
BioMed Realty Trust, 7.375%, Series A(e)	55,000	1,339,250
SL Green Realty Corp., 7.625%, Series C(e)	70,000	1,681,400
		3,020,650
OFFICE/INDUSTRIAL 0.6%
PS Business Parks, 7.00%, Series H(e)	118,864	2,777,852
PS Business Parks, 7.95%, Series K(e)	60,000	1,491,600
		4,269,452
RESIDENTIAL—APARTMENT 0.7%
Apartment Investment & Management Co., 8.00%, Series V(e)	101,000	2,414,910
Apartment Investment & Management Co., 7.875%, Series Y(e)	110,000	2,616,900
		5,031,810
SHOPPING CENTER 2.7%
COMMUNITY CENTER 2.0%
Developers Diversified Realty Corp., 7.50%, Series I(e)	158,603	3,576,497
Kimco Realty Corp., 7.75%, Series G(e)	134,996	3,411,349
Regency Centers Corp., 7.25%, Series D(e)	100,000	2,374,000
Weingarten Realty Investors, 6.50%, Series F(e)	182,540	3,942,864
		13,304,710
REGIONAL MALL 0.7%
CBL & Associates Properties, 7.375%, Series D	224,982	4,798,866

	Number of Shares	Value
TOTAL SHOPPING CENTER		$18,103,576
SPECIALTY 0.2%
Digital Realty Trust, 7.875%, Series B(e)	46,900	1,162,651
TOTAL REAL ESTATE		47,968,306
UTILITIES—ELECTRIC—INTEGRATED 0.3%
SCANA Corp., 7.70%, due 1/30/65	90,000	2,465,100
TOTAL PREFERRED SECURITIES—$25 PAR VALUE (Identified cost—$232,088,987)		241,603,913
PREFERRED SECURITIES—CAPITAL SECURITIES 45.5%
BANK 12.3%
AgFirst Farm Credit Bank, 6.585%, due 6/29/49, 144A(b),(e)	3,000,000	2,450,136
AgFirst Farm Credit Bank, 7.30%, due 10/14/49, 144A(b),(c),(e),(f)	18,000,000	14,072,040
Astoria Capital Trust I, 9.75%, due 11/1/29, Series B(c),(e),(f)	10,000,000	10,382,870
Bank of America Corp., 8.125%, due 12/29/49(e)	8,500,000	8,683,430
Cobank ACB, 11.00%, Series C, 144A(b),(e),(f)	100,000	5,225,000
JPMorgan Chase Capital XVIII, 6.95%, due 8/17/36, Series R(e)	3,600,000	3,538,922
JPMorgan Chase & Co., 7.90%, due 12/31/49(e),(f)	14,000,000	14,975,856
PNC Preferred Funding Trust I, 8.70%, due 12/31/49, 144A(b),(e)	8,100,000	8,511,974
Sovereign Capital Trust VI, 7.908%, due 6/13/36(e)	5,250,000	4,806,386
Wells Fargo & Co., 7.98%, due 12/31/99(e)	8,750,000	9,187,500
Wells Fargo Capital XIII, 7.70%, due 12/29/49(e)	2,000,000	2,075,000
		83,909,114

	Number of Shares	Value
BANK—FOREIGN 10.8%
Abbey National Capital Trust I, 8.963%, due 12/29/49	9,309,000	$9,984,619
Barclays Bank PLC, 6.278%, due 12/31/49(e)	9,550,000	7,878,750
Barclays Bank PLC, 7.434%, due 9/29/49, 144A(b),(e)	8,180,000	8,180,000
BBVA International Preferred SA, 5.919%, due 12/31/49(e)	4,250,000	3,543,943
BNP Paribas, 7.195%, due 12/31/49, 144A(b),(e)	6,000,000	5,850,000
Groupe BPCE SA, 12.50%, due 8/29/49, 144A(b)	3,000,000	3,484,815
HSBC Capital Funding LP, 10.176%, due 12/29/49, 144A(b),(e),(f)	12,992,000	16,746,688
Lloyds TSB Bank PLC, 6.90%, due 10/29/49	2,752,000	2,421,760
Rabobank Nederland, 11.00%, due 6/30/19, 144A(b),(e),(f)	5,750,000	7,421,129
Santander Finance Preferred, 10.50%, due 12/31/49	1,544,000	1,725,639
Societe Generale, 8.75%, due 4/7/49	2,000,000	2,057,888
Standard Chartered PLC, 7.014%, due 12/30/49, 144A(b),(e)	5,350,000	4,938,751
		74,233,982
FINANCE 4.9%
CREDIT CARD 3.1%
American Express Co., 6.80%, due 9/1/66(e)	7,953,000	7,813,822
Capital One Capital III, 7.686%, due 8/15/36(e)	7,000,000	6,763,750
Capital One Capital V, 10.25%, due 8/15/39	1,750,000	2,078,634
Capital One Capital VI, 8.875%, due 5/15/40	4,500,000	4,937,778
		21,593,984
INVESTMENT BANKER/BROKER 1.8%
Goldman Sachs Capital II, 5.793%, due 12/29/49(e)	5,392,000	4,596,680
Schwab Capital Trust I, 7.50%, due 11/15/37(e)	7,500,000	7,489,403
		12,086,083
TOTAL FINANCE		33,680,067
FOOD 0.6%
Dairy Farmers of America, 7.875%, 144A(b),(c),(e)	50,000	4,060,940

	Number of Shares	Value
INSURANCE 10.6%
LIFE/HEALTH INSURANCE 1.9%
Great-West Life & Annuity Insurance Co., 7.153%, due 5/16/46, 144A(b),(e)	5,000,000	$4,900,000
Lincoln National Corp., 7.00%, due 5/17/66	8,500,000	7,820,000
		12,720,000
MULTI-LINE 2.6%
MetLife, 10.75%, due 8/1/39(e)	5,000,000	6,461,115
MetLife Capital Trust X, 9.25%, due 4/8/38, 144A(b),(e)	7,000,000	7,945,000
USF&G Capital, 8.312%, due 7/1/46, 144A(b),(e)	3,845,000	3,897,453
		18,303,568
MULTI-LINE—FOREIGN 1.9%
Aegon NV, 3.923%, due 7/15/49 (FRN)	4,170,000	2,736,563
AXA SA, 6.379%, due 12/14/49, 144A(b),(e)	2,450,000	2,156,000
AXA SA, 6.463%, due 12/31/49, 144A(b),(e)	4,000,000	3,520,000
AXA SA, 8.60%, due 12/15/30(e)	2,000,000	2,431,550
Old Mutual Capital Funding, 8.00%, due 5/29/49, (Eurobond)	2,000,000	1,930,400
		12,774,513
PROPERTY CASUALTY 4.2%
ACE Capital Trust II, 9.70%, due 4/1/30(e)	3,910,000	4,571,885
Catlin Insurance Co., 7.249%, due 12/1/49, 144A(b),(e)	4,000,000	3,560,000
Liberty Mutual Group, 7.00%, due 3/15/37, 144A(b),(e)	3,000,000	2,560,878
Liberty Mutual Group, 7.80%, due 3/15/37, 144A(b),(e)	7,500,000	6,712,500
Liberty Mutual Group, 10.75%, due 6/15/58, 144A(b),(e),(f)	5,000,000	5,650,000
ZFS Finance USA Trust II, 6.45%, due 12/15/65, 144A(b),(e),(f)	5,750,000	5,548,750
		28,604,013
TOTAL INSURANCE		72,402,094
PIPELINES 2.0%
Enbridge Energy Partners LP, 8.05%, due 10/1/37(e)	6,000,000	5,947,620
Enterprise Products Operating LP, 8.375%, due 8/1/66(e)	7,500,000	7,621,755
		13,569,375

	Number of Shares	Value
TELECOMMUNICATION SERVICES 2.0%
Centaur Funding Corp., 9.08%, due 4/21/20, 144A(b),(e)	12,954	$14,132,004
UTILITIES 2.3%
ELECTRIC UTILITIES 0.8%
FPL Group Capital, 7.30%, due 9/1/67, Series D(e)	5,000,000	5,057,160
GAS UTILITIES 1.0%
Southern Union Co., 7.20%, due 11/1/66(e)	7,500,000	6,993,750
MULTI UTILITIES 0.5%
Dominion Resources, 7.50%, due 6/30/66, Series A	3,650,000	3,672,762
TOTAL UTILITIES		15,723,672
TOTAL PREFERRED SECURITIES—CAPITAL SECURITIES (Identified cost—$290,333,792)		311,711,248

Principal Amount
CORPORATE BONDS 0.3%
TELECOMMUNICATION SERVICES
New Communications Holdings, 8.75%, due 4/15/22, 144A(b) (Identified cost—$2,000,000)	$2,000,000	2,010,000

	Number of Shares
SHORT-TERM INVESTMENTS 2.3%
MONEY MARKET FUNDS
Federated Government Obligations Fund, 0.02%(h)	7,751,776	7,751,776
State Street Institutional Liquid Reserves Fund, 0.13%(h)	7,755,526	7,755,526
TOTAL SHORT-TERM INVESTMENTS (Identified cost—$15,507,302)		15,507,302

		Value

TOTAL INVESTMENTS (Identified cost—$898,191,216)	150.2%	$1,028,112,962

LIABILITIES IN EXCESS OF OTHER ASSETS	(50.2)	(343,556,215)

NET ASSETS (Equivalent to $14.16 per share based on 48,357,578 shares of common stock outstanding)	100.0%	$684,556,747

Glossary of Portfolio Abbreviations
FRN	Floating Rate Note
TruPS	Trust Preferred Securities
USD	United States Dollar

Note: Percentages indicated are based on the net assets of the Fund.

(a) Fair valued security.  This security has been valued at its fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Board of Directors.  Aggregate fair value securities represent 0.3% of net assets of the Fund.

(b) Resale is restricted to qualified institutional investors. Aggregate holdings equal 22.0% of net assets of the Fund.

(c) Illiquid security.  Aggregate holdings equal 5.2% of net assets of the Fund.

(d) Non-income producing security.

(e) A portion or all of the security is pledged in connection with the revolving credit agreement: $724,903,795 has been pledged as collateral.

(f) A portion or all of the security has been rehypothecated in connection with the Fund’s revolving credit agreement in the aggregated amount of $ 289,614,191.

(g) A portion of the security is segregated as collateral for interest rate swap transactions: $19,633,700 has been segregated as collateral.

(h) Rate quoted represents the seven day yield of the fund.

Interest rate swaps outstanding at March 31, 2010 are as follows:

		Fixed	Floating Rate(a)
	Notional	Rate	(reset monthly)	Termination	Unrealized
Counterparty	Amount	Payable	Receivable	Date	Depreciation
Merrill Lynch Derivative Products AG	$45,000,000	3.510%	0.240%	December 22, 2012	$(2,395,367)
Royal Bank of Canada	$60,000,000	3.653%	0.230%	July 17, 2013	(3,548,955)
Royal Bank of Canada	$70,000,000	3.615%	0.247%	March 29, 2014	(3,893,404)
					$(9,837,726)

(a) Based on LIBOR (London Interbank Offered Rate).  Represents rates in effect at March 31, 2010.

Cohen & Steers REIT and Preferred Income Fund, Inc.

NOTES TO FINANCIAL STATEMENTS

Note 1. Portfolio Valuation: Investments in securities that are listed on the New York Stock Exchange are valued, except as indicated below, at the last sale price reflected at the close of the New York Stock Exchange on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices for the day or, if no asked price is available, at the bid price.  .

Securities not listed on the New York Stock Exchange but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined as reflected on the tape at the close of the exchange representing the principal market for such securities. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain foreign securities may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment manager) to be over-the-counter, are valued at the official closing prices as reported by sources as the Board of Directors deem appropriate to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices for the day, or if no asked price is available, at the bid price. However, certain fixed-income securities may be valued on the basis of prices provided by a pricing service when such prices are believed by the Board of Directors to reflect the fair market value of such securities. Interest rate swaps are valued utilizing quotes received from an outside pricing service.

Securities for which market prices are unavailable, or securities for which the investment manager determines that the bid and/or asked price does not reflect market value, will be valued at fair value pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Cohen & Steers REIT and Preferred Income Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Continued)

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates value.  Investments in open-end mutual funds are valued at their closing net asset value.

Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability.  The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2010 in valuing the Fund’s investments carried at value:

	Total	Quoted Prices In Active Market for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Common Stock – Financial - Bank	$2,140,000	$—	$—	$2,140,000
Common Stock – Other Industries	455,140,499	455,140,499	—	—
Preferred Securities - $25 Par Value - Bank	50,390,717	39,680,717	5,940,000	4,770,000
Preferred Securities - $25 Par Value – Insurance – Multi-Line - Foreign	49,219,972	32,091,447	17,128,525	—
Preferred Securities - $25 Par Value – Insurance – Reinsurance - Foreign	7,692,950	3,699,200	3,993,750	—
Preferred Securities - $25 Par Value – Other Industries	134,300,274	134,300,274	—	—
Preferred Securities - Capital Securities - Food	4,060,940	—	—	4,060,940
Preferred Securities - Capital Securities - Other Industries	304,913,745	—	304,913,745	—
Corporate Bonds	4,746,563	—	4,746,563	—
Money Market Funds	15,507,302	—	15,507,302	—
Total Investments	$1,028,112,962	$664,912,137	$352,229,885	$10,970,940
Other Financial Instruments*	$(9,837,726)	—	$(9,837,726)	—

Cohen & Steers REIT and Preferred Income Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Continued)

* Other financial instruments are interest rate swap contracts.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities
Balance as of December 31, 2009	$8,258,131
Change in unrealized appreciation	572,809
Net purchases	2,140,000
Balance as of March 31, 2010	$10,970,940

Investments classified as Level 3 infrequently trade and have significant unobservable inputs. The Level 3 preferred securities have been deemed illiquid and were valued by a pricing service which has utilized independent broker quotes. The Level 3 common stock has been fair valued utilizing inputs and assumptions which include book value, recent comparables in similar securities, as well as liquidity and market risk factors.

Note 2. Derivative Instruments:  The following is a summary of the market valuations of the Fund’s derivative instruments as of March 31, 2010:

Interest rate contracts	$(9,837,726)

Interest Rate Swaps: The Fund uses interest rate swaps in connection with the sale of preferred shares and borrowing under its credit agreement. The interest rate swaps are intended to reduce the risk that an increase in short-term interest rates could have on the performance of the Fund’s common shares as a result of the floating rate structure of the preferred shares and the credit agreement. In these interest rate swaps, the Fund agrees to pay the other party to the interest rate swap (which is known as the counterparty) a fixed rate payment in exchange for the counterparty agreeing to pay the Fund a variable rate payment that is intended to approximate the Fund’s variable rate payment

Cohen & Steers REIT and Preferred Income Fund, Inc.

NOTES TO FINANCIAL STATEMENTS (Continued)

obligation on the preferred shares and the credit agreement. The payment obligation is based on the notional amount of the swap. Depending on the state of interest rates in general, the use of interest rate swaps could enhance or harm the overall performance of the common shares. The market value of interest rate swaps is based on pricing models that consider the time value of money, volatility, the current market and contractual prices of the underlying financial instrument. Unrealized appreciation is reported as an asset and unrealized depreciation is reported as a liability on the Statement of Assets and Liabilities. The change in value of swaps, including the accrual of periodic amounts of interest to be paid or received on swaps, is reported as unrealized appreciation or depreciation in the Statement of Operations. A realized gain or loss is recorded upon payment or receipt of a periodic payment or termination of swap agreements. Swap agreements involve, to varying degrees, elements of market and counterparty risk, and exposure to loss in excess of the related amounts reflected in the Statement of Assets and Liabilities. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from or paid to the counterparty over the contract’s remaining life, to the extent that such amount is positive.

Note 3. Income Tax Information

As of March 31, 2010, the federal tax cost and net unrealized appreciation on securities were as follows:

Cost for federal income tax purposes	$898,191,216
Gross unrealized appreciation	$153,667,846
Gross unrealized depreciation	(23,746,100)
Net unrealized appreciation	$129,921,746

Item 2. Controls and Procedures

(a)                                  The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)                                 During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)                                  Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS REIT AND PREFERRED INCOME FUND, INC.

By:	/s/ Adam M. Derechin
Name: Adam M. Derechin
Title: President

Date: June 1, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin	By:	/s/ James Giallanza
	Name: Adam M. Derechin		Name: James Giallanza
	Title: President and principal executive officer		Title: Treasurer and principal financial officer

Date: June 1, 2010